Supplement dated January 23, 2025
to the following statutory prospectus(es):
BOA America's Future Annuity II, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, BOA Achiever Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, Nationwide Destination C, BOA Elite Venue Annuity, Nationwide Destination B, Nationwide Destination L, Nationwide Destination EV 2.0, Nationwide Destination EV NY 2.0, Nationwide Destination B 2.0, Nationwide Destination B NY 2.0, Nationwide Destination L 2.0, Nationwide Destination L NY 2.0, Nationwide Destination Navigator 2.0, Nationwide Destination Navigator NY 2.0, Nationwide Destination All American Gold 2.0 and Nationwide Destination All American Gold NY 2.0 dated May 1, 2024
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
1. At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on October 23, 2024, the Board approved the termination of Nationwide Asset Management, LLC as subadviser to the NVIT Core Bond Fund (the "Fund") and the appointment of Loomis, Sayles & Company, L.P. as the Fund’s new subadviser. This change is anticipated to take effect on or about January 27, 2025 (the "Effective Date").
As of the Effective Date the statutory prospectus is amended as follows:
The names of the investment option(s) and subadviser(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Loomis, Sayles & Company, L.P.
All references to the Fund’s former name and subadviser are replaced accordingly.
2. At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 11, 2024, the Board approved the termination of Columbia Management Investment Advisor, LLC as the subadviser to the NVIT Columbia Overseas Value Fund (the "Fund") and the appointment of Putnam Investment Management, LLC as the Fund’s new subadviser. This change is anticipated to take effect on or about January 31, 2025 (the "Effective Date").
As of the Effective Date the statutory prospectus is amended as follows:
The names of the investment option(s) and subadviser(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust – NVIT Columbia Overseas Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisor, LLC	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Putnam Investment Management, LLC
Nationwide Variable Insurance Trust – NVIT Columbia Overseas Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisor, LLC	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Putnam Investment Management, LLC
All references to the Fund’s former name and subadviser are replaced accordingly.
3. At a meeting held on October 23, 2024, the Board of Trustees of Nationwide Variable Insurance Trust approved the merger of the NVIT BNY Mellon Core Plus Bond Fund: Class P (the "Target Fund") and the NVIT Core Bond Fund: Class P (the "Acquiring Fund"). The merger will be effective on or about February 28, 2025 (the "Effective Date").
PROS-0941

As of the Effective Date, the following changes apply to the contract:
•
the Target Fund will no longer be available to receive transfers or new purchase payments;
•
the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and
•
the Acquiring Fund will assume all liabilities of the Target Fund.
Accordingly, the following changes apply to the prospectus:
(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class P This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 28, 2025 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.69%*	1.89%	0.46%	1.73%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
4. At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 11, 2024, the Board approved the termination of NS Partners Ltd as the subadviser to the NVIT Emerging Markets Fund (the "Fund") and the appointment of FIAM LLC as the Fund’s new subadviser. This change is anticipated to take effect on or about March 3, 2025 (the "Effective Date").
As of the Effective Date the statutory prospectus is amended as follows:
The names of the investment option(s) and subadviser(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: FIAM LLC
All references to the Fund’s former name and subadviser are replaced accordingly.
PROS-0941